Eaton Vance
Stock Fund
March 31, 2024 (Unaudited)

Eaton Vance Stock Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Stock Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2024, the value of the Fund’s investment in the Portfolio was $93,676,745 and the Fund owned 14.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Stock Portfolio
March 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 1.3%
HEICO Corp.	44,787	$ 8,554,317
		$ 8,554,317
Biotechnology — 2.8%
AbbVie, Inc.	102,499	$ 18,665,068
		$ 18,665,068
Broadline Retail — 4.9%
Amazon.com, Inc.(1)	183,389	$ 33,079,708
		$ 33,079,708
Capital Markets — 5.6%
Intercontinental Exchange, Inc.	67,527	$ 9,280,236
S&P Global, Inc.	22,836	9,715,576
Stifel Financial Corp.	100,779	7,877,894
Tradeweb Markets, Inc., Class A	101,195	10,541,483
		$ 37,415,189
Chemicals — 1.4%
Linde PLC	20,481	$ 9,509,738
		$ 9,509,738
Commercial Services & Supplies — 2.3%
GFL Environmental, Inc.	213,919	$ 7,380,205
Waste Management, Inc.	38,173	8,136,575
		$ 15,516,780
Consumer Staples Distribution & Retail — 2.2%
Walmart, Inc.	249,591	$ 15,017,890
		$ 15,017,890
Containers & Packaging — 1.2%
AptarGroup, Inc.	53,612	$ 7,714,231
		$ 7,714,231
Electric Utilities — 1.3%
NextEra Energy, Inc.	140,832	$ 9,000,573
		$ 9,000,573
Security	Shares	Value
Electrical Equipment — 1.3%
AMETEK, Inc.	48,932	$ 8,949,663
		$ 8,949,663
Entertainment — 1.7%
Netflix, Inc.(1)	15,121	$ 9,183,437
Spotify Technology SA(1)	7,738	2,042,058
		$ 11,225,495
Financial Services — 3.6%
Shift4 Payments, Inc., Class A(1)	119,417	$ 7,889,881
Visa, Inc., Class A	57,466	16,037,612
		$ 23,927,493
Ground Transportation — 1.6%
Uber Technologies, Inc.(1)	136,753	$ 10,528,613
		$ 10,528,613
Health Care Equipment & Supplies — 2.6%
Intuitive Surgical, Inc.(1)	24,334	$ 9,711,456
Stryker Corp.	22,394	8,014,141
		$ 17,725,597
Health Care Providers & Services — 1.8%
HCA Healthcare, Inc.	16,227	$ 5,412,191
Tenet Healthcare Corp.(1)	65,601	6,895,321
		$ 12,307,512
Hotels, Restaurants & Leisure — 1.7%
Domino's Pizza, Inc.	7,989	$ 3,969,574
Marriott International, Inc., Class A	28,408	7,167,623
		$ 11,137,197
Household Products — 1.7%
Procter & Gamble Co.	72,047	$ 11,689,626
		$ 11,689,626
Insurance — 4.3%
Allstate Corp.	84,219	$ 14,570,729
W.R. Berkley Corp.	159,421	14,099,193
		$ 28,669,922
Interactive Media & Services — 7.2%
Alphabet, Inc., Class C(1)	183,031	$ 27,868,300
Meta Platforms, Inc., Class A	41,333	20,070,478
		$ 47,938,778

Stock Portfolio
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 1.4%
Gartner, Inc.(1)	19,670	$ 9,376,099
		$ 9,376,099
Life Sciences Tools & Services — 2.1%
Illumina, Inc.(1)	46,115	$ 6,332,512
Thermo Fisher Scientific, Inc.	13,899	8,078,238
		$ 14,410,750
Machinery — 1.0%
Parker-Hannifin Corp.	12,100	$ 6,725,059
		$ 6,725,059
Media — 1.0%
Comcast Corp., Class A	153,524	$ 6,655,265
		$ 6,655,265
Oil, Gas & Consumable Fuels — 2.2%
ConocoPhillips	114,040	$ 14,515,011
		$ 14,515,011
Pharmaceuticals — 3.0%
Eli Lilly & Co.	20,019	$ 15,573,981
Novo Nordisk AS ADR	37,807	4,854,419
		$ 20,428,400
Professional Services — 4.5%
Automatic Data Processing, Inc.	39,536	$ 9,873,721
Booz Allen Hamilton Holding Corp.	44,590	6,618,939
TransUnion	167,831	13,392,914
		$ 29,885,574
Real Estate Management & Development — 2.4%
CoStar Group, Inc.(1)	76,058	$ 7,347,203
FirstService Corp.	53,264	8,831,171
		$ 16,178,374
Semiconductors & Semiconductor Equipment — 10.5%
Analog Devices, Inc.	48,031	$ 9,500,051
Broadcom, Inc.	9,300	12,326,313
Lam Research Corp.	9,168	8,907,354
NVIDIA Corp.	43,787	39,564,182
		$ 70,297,900
Software — 11.3%
ANSYS, Inc.(1)	19,304	$ 6,701,577
Security	Shares	Value
Software (continued)
Fair Isaac Corp.(1)	6,593	$ 8,238,679
Microsoft Corp.	134,390	56,540,561
Palo Alto Networks, Inc.(1)	14,510	4,122,726
		$ 75,603,543
Specialty Retail — 2.5%
Burlington Stores, Inc.(1)	34,081	$ 7,913,268
TJX Cos., Inc.	85,222	8,643,215
		$ 16,556,483
Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc.	219,274	$ 37,601,106
		$ 37,601,106
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	48,386	$ 4,547,316
		$ 4,547,316
Wireless Telecommunication Services — 1.0%
T-Mobile U.S., Inc.	41,804	$ 6,823,249
		$ 6,823,249
Total Common Stocks (identified cost $381,913,639)		$668,177,519

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(2)	2,199,433	$ 2,199,433
Total Short-Term Investments (identified cost $2,199,433)		$ 2,199,433
Total Investments — 100.0% (identified cost $384,113,072)		$670,376,952
Other Assets, Less Liabilities — (0.0)%(3)		$ (19,096)
Net Assets — 100.0%		$670,357,856
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2024.
(3)	Amount is less than (0.05)%.

Stock Portfolio
March 31, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
The Portfolio did not have any open derivative instruments at March 31, 2024.
Affiliated Investments
At March 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $2,199,433, which represents 0.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended March 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,428,547	$24,887,212	$(25,116,326)	$ —	$ —	$2,199,433	$29,558	2,199,433
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$668,177,519*	$ —	$ —	$668,177,519
Short-Term Investments	2,199,433	—	—	2,199,433
Total Investments	$670,376,952	$ —	$ —	$670,376,952
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.
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